Note Employee benefits (Corporation unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements) (Detail) - Postretirement Health Care Benefit Plan - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 162,365	$ 165,999
Service cost	1,026	1,156	$ 1,470
Interest cost	5,703	6,021	6,356
Benefits paid	(5,357)	(6,509)
Actuarial loss (gain)	6,983	(4,302)
Benefit obligation at end of year	170,720	162,365	165,999
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net prior service cost (credit)	(3,470)	(7,270)		$ (3,470)
Net loss	27,549	21,135
Accumulated other comprehensive loss	24,079	13,865	15,466
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(162,365)	(165,999)
Accumulated other comprehensive loss	13,865	15,466
Amount prepaid (accued) at beginning of year	(148,500)	(150,533)
Net periodic benefit income (cost)	(3,498)	(4,476)
Contributions	5,357	6,509
Amount prepaid (accrued) at end of year	(146,641)	(148,500)	(150,533)
Accumulated other comprehensive loss	(24,079)	(13,865)	(15,466)
Net liabilities at end of year	$ (170,720)	$ (162,365)	$ (165,999)